Stock Compensation Plans - Schedule of Stock-based Compensation Expense Valuation Analysis Probability-Weighted Scenarios (Detail)	0 Months Ended
	Mar. 31, 2014	Feb. 12, 2014	Dec. 31, 2013	Dec. 01, 2013	Sep. 30, 2013	Sep. 03, 2013	Jun. 30, 2013	Mar. 31, 2013
IPO by May 15, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage		25.00%	20.00%	20.00%
Sale by September 30, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage	10.00%	10.00%	10.00%	10.00%
Private Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage	15.00%	50.00%	50.00%	50.00%	25.00%	25.00%	30.00%	30.00%
Dissolution [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage	10.00%	15.00%	20.00%	20.00%	15.00%	15.00%	25.00%	25.00%
IPO by April 15, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage	65.00%
IPO by December 31, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage								25.00%
Sale by December 31, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage								20.00%
IPO by November 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage					50.00%	50.00%	35.00%
Sale by November 15, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Probability-weighted scenarios, percentage					10.00%	10.00%	10.00%